Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a summary of changes in fair value of the contingent payments measured using significant unobservable inputs (Level 3):

Fair Value
(in thousands)
Balance as of January 1, 2010	$41
Additions to contingent payment liability for Mobclix acquisition	5,135
Change in fair value of contingent payment liabilities	4,440
Settlement of contingent payment	(500)
Balance as of December 31, 2010	9,116
Reclassified to deferred consideration (which is not measured at fair value)	(10,290)
Additions to contingent consideration liability for MIG	15,290
Change in fair value of contingent payment liabilities	2,155
Balance as of December 31, 2011	16,271
Change in fair value of contingent consideration liability related to MIG	9,603
MIG deferred consideration no longer measured at fair value	(26,000)
Additions to contingent consideration liability related to CASEE	6,360
Foreign exchange differences	130
Balance as of December 31, 2012	$6,364